TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
TAXATION
Earning before income tax-rate	$ (5,597,118)	$ 8,821,477	$ (12,655,431)	$ 16,143,941
Income tax expense by applying tax rate in force in the respective countries	3,328,864	1,313,433	5,711,207	(4,121,315)
Share of profit or loss of subsidiaries, joint ventures and associates	(323,076)	284,085	(338,839)	1,503,115
Stock options charge	(62,218)	(768,706)	(196,064)	(2,257,743)
Non-deductible expenses	(625,447)	(280,942)	(1,567,793)	(397,162)
Tax inflation adjustment	1,258,094	1,262,484	2,758,917	8,722,532
Result of inflation effect on monetary items and other finance results	429,837	(255,563)	(895,873)	(11,256,022)
Others		(598,959)
Income tax expenses	$ 4,006,054	$ 955,832	$ 5,471,555	$ (7,806,595)